Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Coverage ratio	100.00%
Other (outside the UK and US tax groups)
Disclosure of internal credit grades [line items]
Guarantees, pledges or commitments	£ 1,700,000,000	£ 2,600,000,000
Financial assets at fair value, class
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	18,800,000,000	9,500,000,000
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 145,259,000,000	£ 134,267,000,000
Coverage ratio	2.40%	3.60%
Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 148,758,000,000	£ 139,333,000,000
Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	129,013,000,000	111,804,000,000
Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	16,397,000,000	22,410,000,000
Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	3,348,000,000	5,119,000,000
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	3,499,000,000	5,066,000,000
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	796,000,000	685,000,000
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,019,000,000	1,912,000,000
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,684,000,000	2,469,000,000
Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,313,000,000	£ 20,420,000,000
Coverage ratio	0.90%	1.40%
Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,515,000,000	£ 20,703,000,000
Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	20,064,000,000	16,580,000,000
Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,271,000,000	3,469,000,000
Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	180,000,000	654,000,000
Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	202,000,000	283,000,000
Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	58,000,000	44,000,000
Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	143,000,000	229,000,000
Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,000,000	10,000,000
Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 265,583,000,000	£ 255,288,000,000
Coverage ratio	0.10%	0.20%
Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 265,880,000,000	£ 255,774,000,000
Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	236,650,000,000	212,160,000,000
Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	28,360,000,000	42,203,000,000
Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	870,000,000	1,411,000,000
Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	297,000,000	486,000,000
Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	145,000,000	195,000,000
Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	131,000,000	250,000,000
Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	21,000,000	41,000,000
100% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,664,000,000	£ 2,650,000,000
Coverage ratio	50.30%	48.20%
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,348,000,000	£ 5,119,000,000
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	3,348,000,000	5,119,000,000
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	1,684,000,000	2,469,000,000
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,684,000,000	2,469,000,000
100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 179,000,000	£ 644,000,000
Coverage ratio	0.60%	1.50%
100% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 180,000,000	£ 654,000,000
100% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	180,000,000	654,000,000
100% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	1,000,000	10,000,000
100% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,000,000	10,000,000
100% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 849,000,000	£ 1,370,000,000
Coverage ratio	2.40%	2.90%
100% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 870,000,000	£ 1,411,000,000
100% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	870,000,000	1,411,000,000
100% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	21,000,000	41,000,000
100% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	21,000,000	41,000,000
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 53,325,000,000	£ 37,072,000,000
Coverage ratio	0.50%	0.00%
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 53,611,000,000	£ 37,077,000,000
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	52,756,000,000	36,388,000,000
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	855,000,000	689,000,000
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	286,000,000	5,000,000
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	280,000,000	2,000,000
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,000,000	3,000,000
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,409,000,000	£ 5,689,000,000
Coverage ratio	0.00%	0.00%
Strong | 0.0 to 0.05% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,412,000,000	£ 5,690,000,000
Strong | 0.0 to 0.05% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8,240,000,000	5,502,000,000
Strong | 0.0 to 0.05% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	172,000,000	188,000,000
Strong | 0.0 to 0.05% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	3,000,000	1,000,000
Strong | 0.0 to 0.05% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,000,000	1,000,000
Strong | 0.0 to 0.05% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,000,000	0
Strong | 0.0 to 0.05% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 95,858,000,000	£ 57,829,000,000
Coverage ratio	0.00%	0.00%
Strong | 0.0 to 0.05% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 95,866,000,000	£ 57,833,000,000
Strong | 0.0 to 0.05% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	92,864,000,000	52,522,000,000
Strong | 0.0 to 0.05% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,002,000,000	5,311,000,000
Strong | 0.0 to 0.05% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	8,000,000	4,000,000
Strong | 0.0 to 0.05% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,000,000	3,000,000
Strong | 0.0 to 0.05% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,000,000	1,000,000
Strong | 0.0 to 0.05% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 18,000,000,000	£ 17,614,000,000
Coverage ratio	0.00%	0.10%
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 18,008,000,000	£ 17,635,000,000
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17,797,000,000	17,008,000,000
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	211,000,000	627,000,000
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	8,000,000	21,000,000
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6,000,000	17,000,000
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,000,000	4,000,000
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,978,000,000	£ 3,188,000,000
Coverage ratio	0.10%	0.20%
Strong | 0.05 to 0.15% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,982,000,000	£ 3,193,000,000
Strong | 0.05 to 0.15% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,479,000,000	2,765,000,000
Strong | 0.05 to 0.15% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	503,000,000	428,000,000
Strong | 0.05 to 0.15% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	4,000,000	5,000,000
Strong | 0.05 to 0.15% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,000,000	3,000,000
Strong | 0.05 to 0.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,000,000	2,000,000
Strong | 0.05 to 0.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 61,309,000,000	£ 68,388,000,000
Coverage ratio	0.00%	0.00%
Strong | 0.05 to 0.15% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 61,324,000,000	£ 68,407,000,000
Strong | 0.05 to 0.15% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	55,979,000,000	62,677,000,000
Strong | 0.05 to 0.15% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,345,000,000	5,730,000,000
Strong | 0.05 to 0.15% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	15,000,000	19,000,000
Strong | 0.05 to 0.15% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,000,000	11,000,000
Strong | 0.05 to 0.15% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,000,000	8,000,000
Strong | 0.05 to 0.15% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,962,000,000	£ 16,044,000,000
Coverage ratio	0.20%	0.50%
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,984,000,000	£ 16,130,000,000
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,764,000,000	13,667,000,000
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,220,000,000	2,463,000,000
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	22,000,000	86,000,000
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	15,000,000	34,000,000
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	7,000,000	52,000,000
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,191,000,000	£ 1,626,000,000
Coverage ratio	0.20%	0.40%
Strong | 0.15 to 0.30% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,195,000,000	£ 1,633,000,000
Strong | 0.15 to 0.30% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,996,000,000	1,468,000,000
Strong | 0.15 to 0.30% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	199,000,000	165,000,000
Strong | 0.15 to 0.30% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	4,000,000	7,000,000
Strong | 0.15 to 0.30% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,000,000	3,000,000
Strong | 0.15 to 0.30% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,000,000	4,000,000
Strong | 0.15 to 0.30% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,411,000,000	£ 47,846,000,000
Coverage ratio	0.10%	0.10%
Strong | 0.15 to 0.30% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,424,000,000	£ 47,881,000,000
Strong | 0.15 to 0.30% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	22,345,000,000	41,621,000,000
Strong | 0.15 to 0.30% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,079,000,000	6,260,000,000
Strong | 0.15 to 0.30% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	13,000,000	35,000,000
Strong | 0.15 to 0.30% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	7,000,000	15,000,000
Strong | 0.15 to 0.30% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,000,000	20,000,000
Strong | 0.15 to 0.30% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,931,000,000	£ 23,266,000,000
Coverage ratio	0.30%	0.90%
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,001,000,000	£ 23,481,000,000
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	21,865,000,000	21,049,000,000
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,136,000,000	2,432,000,000
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	70,000,000	215,000,000
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	55,000,000	88,000,000
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	15,000,000	127,000,000
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,005,000,000	£ 4,038,000,000
Coverage ratio	0.20%	0.90%
Strong | 0.30 to 0.60% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,010,000,000	£ 4,076,000,000
Strong | 0.30 to 0.60% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,794,000,000	3,524,000,000
Strong | 0.30 to 0.60% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	216,000,000	552,000,000
Strong | 0.30 to 0.60% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	5,000,000	38,000,000
Strong | 0.30 to 0.60% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4,000,000	5,000,000
Strong | 0.30 to 0.60% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,000,000	33,000,000
Strong | 0.30 to 0.60% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,747,000,000	£ 31,615,000,000
Coverage ratio	0.00%	0.10%
Strong | 0.30 to 0.60% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,757,000,000	£ 31,648,000,000
Strong | 0.30 to 0.60% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	23,445,000,000	25,461,000,000
Strong | 0.30 to 0.60% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,312,000,000	6,187,000,000
Strong | 0.30 to 0.60% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	10,000,000	33,000,000
Strong | 0.30 to 0.60% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,000,000	14,000,000
Strong | 0.30 to 0.60% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,000,000	19,000,000
Strong | 0.30 to 0.60% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,661,000,000	£ 21,220,000,000
Coverage ratio	1.40%	2.90%
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,937,000,000	£ 21,864,000,000
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	16,429,000,000	16,951,000,000
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,508,000,000	4,913,000,000
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	276,000,000	644,000,000
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	160,000,000	293,000,000
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	116,000,000	351,000,000
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,249,000,000	£ 3,225,000,000
Coverage ratio	1.20%	1.00%
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,276,000,000	£ 3,258,000,000
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,990,000,000	2,712,000,000
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	286,000,000	546,000,000
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	27,000,000	33,000,000
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	19,000,000	8,000,000
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	8,000,000	25,000,000
Satisfactory | 0.60 to 2.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 26,327,000,000	£ 27,577,000,000
Coverage ratio	0.40%	0.50%
Satisfactory | 0.60 to 2.15% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 26,429,000,000	£ 27,708,000,000
Satisfactory | 0.60 to 2.15% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	23,189,000,000	20,730,000,000
Satisfactory | 0.60 to 2.15% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,240,000,000	6,978,000,000
Satisfactory | 0.60 to 2.15% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	102,000,000	131,000,000
Satisfactory | 0.60 to 2.15% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	79,000,000	113,000,000
Satisfactory | 0.60 to 2.15% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	23,000,000	18,000,000
Satisfactory | 0.60 to 2.15% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,177,000,000	£ 11,091,000,000
Coverage ratio	4.00%	7.00%
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,648,000,000	£ 11,925,000,000
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6,653,000,000	5,264,000,000
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,995,000,000	6,661,000,000
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	471,000,000	834,000,000
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	169,000,000	183,000,000
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	302,000,000	651,000,000
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,281,000,000	£ 675,000,000
Coverage ratio	1.20%	4.00%
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,296,000,000	£ 703,000,000
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	817,000,000	305,000,000
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	479,000,000	398,000,000
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	15,000,000	28,000,000
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,000,000	7,000,000
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	10,000,000	21,000,000
Satisfactory | 2.15 to 10% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,070,000,000	£ 6,545,000,000
Coverage ratio	0.50%	1.00%
Satisfactory | 2.15 to 10% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,111,000,000	£ 6,612,000,000
Satisfactory | 2.15 to 10% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6,362,000,000	3,621,000,000
Satisfactory | 2.15 to 10% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,749,000,000	2,991,000,000
Satisfactory | 2.15 to 10% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	41,000,000	67,000,000
Satisfactory | 2.15 to 10% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	20,000,000	23,000,000
Satisfactory | 2.15 to 10% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	21,000,000	44,000,000
Satisfactory | 2.15 to 10% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,141,000,000	£ 2,616,000,000
Coverage ratio	8.50%	4.50%
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,432,000,000	£ 2,740,000,000
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,156,000,000	1,042,000,000
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,276,000,000	1,698,000,000
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	291,000,000	124,000,000
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	39,000,000	25,000,000
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	252,000,000	99,000,000
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 798,000,000	£ 587,000,000
Coverage ratio	7.30%	14.60%
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 861,000,000	£ 687,000,000
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	607,000,000	264,000,000
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	254,000,000	423,000,000
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	63,000,000	100,000,000
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	21,000,000	17,000,000
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	42,000,000	83,000,000
Satisfactory | 10 to 11.35% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,213,000,000	£ 9,713,000,000
Coverage ratio	0.20%	0.40%
Satisfactory | 10 to 11.35% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,234,000,000	£ 9,749,000,000
Satisfactory | 10 to 11.35% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,270,000,000	4,778,000,000
Satisfactory | 10 to 11.35% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,964,000,000	4,971,000,000
Satisfactory | 10 to 11.35% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	21,000,000	36,000,000
Satisfactory | 10 to 11.35% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8,000,000	11,000,000
Satisfactory | 10 to 11.35% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	13,000,000	25,000,000
Satisfactory | 10 to 11.35% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,398,000,000	£ 2,694,000,000
Coverage ratio	10.30%	19.90%
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,789,000,000	£ 3,362,000,000
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	593,000,000	435,000,000
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,196,000,000	2,927,000,000
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	391,000,000	668,000,000
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	72,000,000	43,000,000
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	319,000,000	625,000,000
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,223,000,000	£ 748,000,000
Coverage ratio	6.10%	7.50%
Higher Risk | 11.35% to 100% | Contingent liabilities [member] | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,303,000,000	£ 809,000,000
Higher Risk | 11.35% to 100% | Contingent liabilities [member] | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	141,000,000	40,000,000
Higher Risk | 11.35% to 100% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,162,000,000	769,000,000
Higher Risk | 11.35% to 100% | Contingent liabilities [member] | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Contingent liabilities [member] | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	80,000,000	61,000,000
Higher Risk | 11.35% to 100% | Contingent liabilities [member] | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,000,000	0
Higher Risk | 11.35% to 100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	77,000,000	61,000,000
Higher Risk | 11.35% to 100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Total commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,799,000,000	£ 4,405,000,000
Coverage ratio	0.70%	2.70%
Higher Risk | 11.35% to 100% | Total commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,865,000,000	£ 4,525,000,000
Higher Risk | 11.35% to 100% | Total commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,196,000,000	750,000,000
Higher Risk | 11.35% to 100% | Total commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,669,000,000	3,775,000,000
Higher Risk | 11.35% to 100% | Total commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Total commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	66,000,000	120,000,000
Higher Risk | 11.35% to 100% | Total commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11,000,000	5,000,000
Higher Risk | 11.35% to 100% | Total commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	55,000,000	115,000,000
Higher Risk | 11.35% to 100% | Total commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0